Investments - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Investment	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment
Schedule of Investments [Line Items]
Fair value of investments held on deposit with various insurance departments and in other trusts	$ 1,816	$ 1,713	$ 1,731
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment	21	104	32
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty		$ 160,743
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities	$ 356	$ 11,586	$ 1,983
Percentage of unrealized loss	17.10%	97.10%	95.90%